Corgi Longevity Consumer ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 84.1%	Shares	Value
Death Care Services - 1.4%
Service Corp. International	286	$ 21,724

Deep Sea, Coastal, and Great Lakes Water Transportation - 2.5%
Carnival Corp. Ltd.	1,419	40,541

Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.2%
Brunswick Corp.	220	18,533

Home Health Care Services - 2.6%
Addus HomeCare Corp. (a)	121	12,157
BrightSpring Health Services, Inc. (a)	418	29,151
		41,308

Insurance Carriers - 3.8%
Humana, Inc.	154	61,172

Management of Companies and Enterprises - 3.9%
Norwegian Cruise Line Holdings Ltd. (a)	1,221	25,775
Viking Holdings Ltd. (a)	341	35,693
		61,468

Medical Equipment and Supplies Manufacturing - 9.4%
Cooper Cos., Inc. (a)	429	30,764
DENTSPLY SIRONA, Inc.	1,089	11,554
Envista Holdings Corp. (a)	616	16,232
Medline, Inc. (a)	451	17,787
Medtronic PLC	814	63,679
National Vision Holdings, Inc. (a)	517	9,828
		149,844

Nursing Care Facilities (Skilled Nursing Facilities) - 4.6%
Brookdale Senior Living, Inc. (a)	1,078	17,345
Ensign Group, Inc.	132	21,159
National HealthCare Corp.	66	13,950
Pennant Group, Inc. (a)	308	11,380
Sonida Senior Living, Inc. (a)	242	9,874
		73,708

Offices of Physicians - 0.8%
Teladoc Health, Inc. (a)	1,562	13,246

Other Amusement and Recreation Industries - 1.5%
Life Time Group Holdings, Inc. (a)	583	23,810

Other Investment Pools and Funds - 2.4%
Alcon AG	561	37,643

Other Miscellaneous Manufacturing - 2.7%
Acushnet Holdings Corp.	132	15,646
Callaway Golf Co. (a)	792	14,882

Peloton Interactive, Inc. - Class A (a)	2,222		13,132
			43,660

Outpatient Care Centers - 1.7%
DaVita, Inc. (a)	121		26,920

Pharmaceutical and Medicine Manufacturing - 15.7%
Eli Lilly & Co.	176		211,100
Hims & Hers Health, Inc. (a)	550		19,068
Viking Therapeutics, Inc. (a)	484		18,881
			249,049

Scheduled Air Transportation - 10.0%
Delta Air Lines, Inc.	660		61,815
Southwest Airlines Co.	792		40,725
United Airlines Holdings, Inc. (a)	418		56,844
			159,384

Specialty (except Psychiatric and Substance Abuse) Hospitals - 1.5%
Encompass Health Corp.	231		23,349

Specialty Food Retailers - 0.3%
Nature's Sunshine Products, Inc. (a)	209		4,556

Travel Arrangement and Reservation Services - 9.0%
Booking Holdings, Inc.	374		66,662
Lindblad Expeditions Holdings, Inc. (a)	462		13,047
Royal Caribbean Cruises Ltd.	198		62,871
			142,580

Traveler Accommodation - 9.1%
Hilton Grand Vacations, Inc. (a)	286		14,978
Hilton Worldwide Holdings, Inc.	165		54,526
Marriott International, Inc./MD - Class A	154		57,071
Travel + Leisure Co.	242		18,496
			145,071
TOTAL COMMON STOCKS (Cost $1,161,328)			1,337,566

REAL ESTATE INVESTMENT TRUSTS - 12.9%	Shares		Value
Lessors of Real Estate - 12.9%
American Healthcare REIT, Inc.	462		24,093
LTC Properties, Inc.	308		11,843
National Health Investors, Inc.	209		15,938
Omega Healthcare Investors, Inc.	583		27,797
Ventas, Inc.	517		45,910
Welltower, Inc.	352		79,894
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $197,856)			205,475

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	45,416		45,416
TOTAL MONEY MARKET FUNDS (Cost $45,416)			45,416

TOTAL INVESTMENTS - 99.9% (Cost $1,404,600)			1,588,457
Other Assets in Excess of Liabilities - 0.1%		0.00095	1,507

TOTAL NET ASSETS - 100.0%	$ 1,589,964
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Longevity Consumer ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,337,566	$ –	$ –	$ 1,337,566
Real Estate Investment Trusts	205,475	–	–	205,475
Money Market Funds	45,416	–	–	45,416
Total Investments	$ 1,588,457	$ –	$ –	$ 1,588,457

Refer to the Schedule of Investments for further disaggregation of investment categories.